As filed with the U.S. Securities and Exchange Commission on 3/3/2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 629-8104

Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2021

Date of reporting period: December 31 , 2021

Item 1. Reports to Stockholders.

(a)

ANNUAL REPORT

DECEMBER 31, 2021

MINNESOTA MUNICIPAL BOND ETF (MINN)

est. 2021

MAIRS & POWER MINNESOTA MUNICIPAL BOND ETF (unaudited)

To Our Shareholders:

The Mairs & Power Minnesota Municipal Bond ETF (the "Fund") delivered a total return of 1.29% (NAV) and 1.32% (Market Price) since inception on March 11, 2021. During the same period, the Bloomberg Minnesota Municipal Total Return (TR) Index (the "Index"), the Fund's benchmark, had a total return of 1.06%.

Since launch on March 11, the Fund has become fully invested as inflows of cash have been prudently put to work. Over one-third of money invested was put to work in the new issue market, directly funding Minnesota issuers.

The municipal bond market saw record issuance in 2021 with over $460 billion in issuance across the country. Several strategists are calling for another record year in 2022, with some estimates of over a 10% increase in issuance from 2021. Demand for higher yielding debt saw high yield municipal bonds handily outperform higher quality bonds, with spreads compressing meaningfully over the course of the year, while some high yield focused funds closed to new investors due to a demand/supply mismatch. Minnesota specific issuance was a different story as the exempt Minnesota issuance (the Fund's focus) was down 18% from the prior year to just under $5 billion. In fact, 2021 represented the second lowest Minnesota exempt issuance in the past decade. We are hopeful that 2022 will bring about renewed issuance and opportunity as projects go forward and investment picks up coming out of COVID.

The biggest news to come out of the Minnesota Capitol lately was the $7.7 billion projected surplus for fiscal years 2022-2023, a result of what we believe to be the ongoing strength of Minnesota's economy. Unemployment remains lower than the country, although the labor force in the state is still about 84,000 people lower than when the pandemic began. The Fund has invested roughly 2/3 in state and local general obligation bonds, where credit quality is largely driven by the state level finances that then trickle down. Moody's had already raised the outlook for the state to positive, which means the state could become one of the states with three AAA ratings from each of the credit agencies.

New issuance since launch has been relatively in-line with historical standards, but there is substantial demand for tax exempt paper as seen through fund flows in municipal bond funds. The supply is not satiating demand, and issuers have been able to use coupon structures that would be disadvantageous in a rising rate environment. We have tended to avoid these coupon structures, instead preferring to invest in higher coupon bonds, while less than 20% of the Fund is invested in bonds with a coupon lower than 3%.

Our average maturity is slightly short to the Index, while the duration to worst is long of the Index as we are investing where we find opportunities at reasonable prices.

Given a relative lack of lower quality deals and the state of the high yield municipal market with the lowest yields on record, we have found fewer areas to invest in lower rated paper. Lower rated municipals have seen spreads tighten meaningfully over the course of the year as investors chase yield – the Fund does not attempt to chase yield but seeks quality credits first. We will be highly selective in the lower than A-rated space, where we only have three exposures currently. The exposure to this space will continue to be low, while the majority of the Fund will focus on high quality.

Lastly, we want to highlight the geographic diversity of the Fund across the state. Outside of statewide bonds, the Fund is well diversified outside of the metro area, with about 40% of non-state holdings outside the metro area. While the Fund's focus is solely on investing in bonds in the state of Minnesota, we see it as important to be invested across the entire state.

Must be proceeded or accompanied by a prospectus. Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is no indication of future results.

MAIRS & POWER MINNESOTA MUNICIPAL BOND ETF (unaudited) (continued)

Risks: Investments involve risk. The Fund is designed for long-term investors. Principal loss is possible.

Mairs & Power Minnesota Municipal Bond ETF has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on every trade.

The Fund may trade at a premium or discount to NAV. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares, because shares are bought and sold at current market prices. The data presented represents past performance and cannot be used to predict future results.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Because the Fund invests substantially in Minnesota municipal instruments, it is more exposed to the impact of negative political, economic, and legislative factors within Minnesota than a fund that invests more widely.

Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. The Fund is also subject to risks associated with investments in the municipal bond market, municipal mortgage-backed securities, and other investment companies. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. There is also a risk that the Fund will not grow to or maintain an economically viable size, in which case it could ultimately liquidate without shareholder approval.

Some of the Fund's investments may be subject to federal alternative minimum tax. Although the Fund is exempt from federal tax, you may owe taxes on any capital gain resulting from the Fund's trading or through your own redemption of shares. For some investors, a portion of the Fund's income may be subject to state and local taxes.

Bloomberg Minnesota Municipal TR Index is a market capitalization-weighted index of Minnesota Investment-grade bonds with maturities of one year or more. It is not possible to invest directly in an index.

Mairs & Power uses the lower of the S&P or Moody's ratings and chooses to display credit ratings using S&P's rating convention, although the rating itself might be sourced from another Nationally Recognized Statistical Rating Agency. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund itself. Ratings are expressed as letters ranging from 'AAA', which is the highest grade, to 'D', which is the lowest grade. In limited situations when the rating agency has not issued a formal rating, the rating agency will classify the security as unrated.

Foreside Fund Services, LLC is the Distributor for the Mairs & Power Minnesota Municipal Bond ETF.

Mairs & Power Minnesota Municipal Bond ETF
PERFORMANCE INFORMATION (unaudited)  December 31, 2021

Investment performance since commencement of operations (through December 31, 2021)

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund since commencement of operations.

*  Fund commenced investment operations on March 11, 2021.

Cumulative total returns for periods ended December 31, 2021

	3 Months	6 Months	Since Commencement of Operations(2)
Mairs & Power Minnesota Municipal Bond ETF (NAV)	1.01%	0.31%	1.29%
Mairs & Power Minnesota Municipal Bond ETF (Market Price)	1.00%	0.23%	1.32%
Bloomberg Minnesota Municipal TR Index(1)	0.56%	0.31%	1.06%

Performance data quoted represents past performance and does not guarantee future results. All performance information shown includes the reinvestment of dividend and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. For the most recent month-end performance figures, visit the Fund's website at www.mairsandpower.com or call Shareholder Services at (855) 839-2800. Per the Prospectus dated March 3, 2021, the expense ratio for the Fund is 0.39%.

(1)  Bloomberg Minnesota Municipal TR Index is a market capitalization – weighted index of Minnesota investment-grade bonds with maturities of one year or more.

(2)   Since commencement of operations performance is as of March 11, 2021, which is the offering date of the Minnesota Municipal Bond ETF.

Mairs & Power Minnesota Municipal Bond ETF
FUND INFORMATION (unaudited)  December 31, 2021

Portfolio Managers

Brent S. Miller, CFA, lead manager since March 11, 2021, Northwestern University, MBA Management & Strategy 2016

Robert W. Thompson, CFA, co-manager since March 11, 2021, University of Minnesota, MBA Finance 1995

General Information

Fund Symbol	MINN
Net Asset Value (NAV) Per Share	$25.16
Expense Ratio	0.39%
Portfolio Turnover Rate (3/11/21 to 12/31/21, not annualized)	2.54%
Sales Charge	None[1]
Fund Inception Year	2021

Portfolio Composition

Top Ten Portfolio Holdings
(Percent of Total Net Assets) 2

State of Minnesota	7.7%
White Bear Lake Independent School District No 624	5.8
Minnesota Higher Education Facilities Authority	5.7
Minneapolis-St Paul Metropolitan Airports Commission	3.7
City of Minneapolis MN	3.3
Minneapolis Special School District No 1	3.2
North St Paul-Maplewood-Oakdale Independent School District No 622	3.2
County of Wright MN	3.1
County of Hennepin MN	3.0
Anoka-Hennepin Independent School District No 11	2.9

Portfolio Diversification
(Percent of Total Net Assets)

Fixed Income Securities 98.9%
Municipal Bonds	98.9%
Short-term Investments 1.1%[3]	1.1
100.0%

1  Although the Fund is no-load, investment management fees and other expenses still apply.

2  All holdings in the portfolio are subject to change without notice and may or may not represent current or future portfolio composition. The mention of specific securities is not intended as a recommendation or offer for a particular security, nor is it intended to be a solicitation for the purchase or sale of any security.

3  Represents short-term investments and other assets and liabilities (net).

Mairs & Power Minnesota Municipal Bond ETF
SCHEDULE OF INVESTMENTS   December 31, 2021

Par Value	Security Description				Fair Value
	FIXED INCOME SECURITIES 98.9%
	MUNICIPAL BONDS 98.9% (a)
$100,000	Minnesota Higher Education Facilities Authority	5.000%		12/01/24	$112,785
220,000	City of North Mankato MN	4.000%		12/01/25	248,150
200,000	Southern Plains Education Cooperative No 915	3.000%		02/01/26	212,915
125,000	Housing & Redevelopment Authority of The City of St Paul Minnesota	3.500%		09/01/26	131,431
250,000	Metropolitan Council	5.000%		12/01/27	310,894
200,000	North Branch Independent School District No 138	5.000%		02/01/28	241,432
175,000	City of Fridley MN	4.000%		02/01/28	197,230
115,000	City of Lonsdale MN	3.000%		02/01/28	129,075
110,000	City of Cannon Falls MN	4.000%		02/01/28	129,947
210,000	City of New Ulm MN	4.000%		12/01/28	253,368
255,000	County of Scott MN	5.000%		12/01/28	325,090
125,000	City of Faribault MN	4.000%		12/15/28	149,985
95,000	City of Apple Valley MN	3.000%		12/15/28	108,936
120,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%		01/01/29	143,849
175,000	City of Brooklyn Center MN	3.000%		02/01/29	197,105
225,000	County of Le Sueur MN	3.000%		04/01/29	254,756
85,000	City of Apple Valley MN	3.000%		12/15/29	98,422
125,000	City of Faribault MN	3.000%		12/15/29	142,273
200,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%		01/01/30	253,666
185,000	City of Hopkins MN	2.000%		02/01/30	198,062
75,000	Rocori Area Schools Independent School District No 750	4.000%		02/01/30	86,169
215,000	City of North Mankato MN	4.000%		02/01/30	255,164
150,000	Rosemount-Apple Valley-Eagan Independent School District No 196	1.300%		04/01/30	150,032
200,000	City of Minneapolis MN	2.000%		12/01/30	208,637
150,000	County of Hennepin MN	5.000%		12/15/30	196,038
325,000	City of Elk River MN	3.000%		02/01/31	373,247
130,000	St Cloud Housing & Redevelopment Authority	2.000%		02/01/31	137,740
200,000	Duluth Independent School District No 709	0.000	% (b)	02/01/31	169,544
50,000	Pelican Rapids Independent School District No 548	2.150%		02/01/31	51,302
275,000	Springfield Independent School District No 85	3.000%		02/01/31	308,015
200,000	North St Paul-Maplewood-Oakdale Independent School District No 622	2.000%		02/01/31	208,972
65,000	Dakota County Community Development Agency	2.000%		01/01/32	68,225
155,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%		01/01/32	185,591
195,000	City of Carver MN	3.000%		02/01/32	221,229
200,000	Pine City Independent School District No 578	2.000%		04/01/32	205,451
365,000	City of Elk River MN Electric Revenue	3.000%		08/01/32	419,321
75,000	Housing & Redevelopment Authority of The City of St Paul Minnesota	4.000%		10/01/32	84,514
100,000	St Paul Public Library Agency	3.000%		10/01/32	113,887

See accompanying Notes to Financial Statements.

Mairs & Power Minnesota Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)  December 31, 2021

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	MUNICIPAL BONDS (continued)
$110,000	Housing & Redevelopment Authority of The City of St Paul Minnesota	3.125%	11/15/32	$119,247
200,000	City of Carver MN	3.000%	02/01/33	226,422
115,000	City of Madelia MN	2.000%	02/01/33	119,461
160,000	St Cloud Housing & Redevelopment Authority	2.000%	02/01/33	168,161
200,000	St Paul Independent School District No 625	3.000%	02/01/33	215,912
300,000	Hibbing Independent School District No 701	3.000%	03/01/33	327,789
300,000	City of St Paul MN	2.000%	05/01/33	309,861
215,000	State of Minnesota	5.000%	08/01/33	276,277
100,000	City of Minneapolis MN	5.000%	11/15/33	124,601
110,000	County of Hennepin MN	5.000%	12/15/33	143,138
110,000	Shakopee Independent School District No 720	3.500%	02/01/34	117,131
125,000	Zumbro Education District	4.000%	02/01/34	146,970
200,000	City of St Cloud MN	2.000%	02/01/34	204,791
300,000	City of Hutchinson MN	2.000%	02/01/34	306,932
100,000	City of Corcoran MN	3.125%	02/01/34	108,448
250,000	State of Minnesota	5.000%	08/01/34	320,925
90,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%	01/01/35	112,895
100,000	County of Pennington MN	2.375%	02/01/35	103,160
100,000	St Paul Independent School District No 625	2.250%	02/01/35	103,037
350,000	North St Paul-Maplewood-Oakdale Independent School District No 622	3.000%	02/01/35	383,545
350,000	County of St Louis MN	2.000%	12/01/35	360,664
170,000	County of Hennepin MN	5.000%	12/15/35	214,930
100,000	City of Coon Rapids MN	2.500%	02/01/36	104,859
500,000	Minneapolis Special School District No 1	4.000%	02/01/36	602,065
90,000	University of Minnesota	5.000%	04/01/36	105,308
150,000	Minnetonka Independent School District No 276	3.000%	07/01/36	165,768
200,000	Minnesota Higher Education Facilities Authority	3.000%	10/01/36	220,080
225,000	Fergus Falls Independent School District No 544	3.000%	02/01/37	239,328
100,000	City of Hanover MN	3.300%	02/01/37	107,025
130,000	Minnesota Higher Education Facilities Authority	4.000%	03/01/37	157,274
65,000	City of Minneapolis MN	4.000%	11/15/37	74,169
275,000	Zumbro Education District	4.000%	02/01/38	320,713
275,000	County of Wright MN	3.000%	12/01/38	300,095
250,000	Rochester Independent School District No 535	2.500%	02/01/39	259,516
390,000	State of Minnesota	5.000%	08/01/39	507,652
250,000	County of Wright MN	3.000%	12/01/39	272,311
250,000	State of Minnesota	5.000%	08/01/40	324,901
175,000	City of Minneapolis MN	4.000%	11/15/40	211,464
290,000	City of Apple Valley MN	4.000%	09/01/41	313,420
400,000	Minnesota Higher Education Facilities Authority	3.000%	10/01/41	439,116

See accompanying Notes to Financial Statements.

Mairs & Power Minnesota Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)  December 31, 2021

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	MUNICIPAL BONDS (continued)
$145,000	City of Rochester MN	4.000%	11/15/41	$146,801
500,000	Anoka-Hennepin Independent School District No 11	3.000%	02/01/43	536,676
125,000	Minnesota Higher Education Facilities Authority	3.000%	03/01/43	136,364
1,000,000	White Bear Lake Independent School District No 624	3.000%	02/01/44	1,077,097
				18,418,748
	TOTAL FIXED INCOME SECURITIES (cost $18,348,202)			$18,418,748
	SHORT-TERM INVESTMENTS 0.1%
18,377	First American Government Obligations Fund, Class X, 0.026% (c) (cost $18,377)			$18,377
	TOTAL INVESTMENTS 99.0% (cost $18,366,579)			$18,437,125
	OTHER ASSETS AND LIABILITIES (NET) 1.0%			182,301
	TOTAL NET ASSETS 100.0%			$18,619,426

(a)  The date shown represents the earliest of the next put date or final maturity date.

(b)  Zero coupon bond.

(c)  The rate quoted is the annualized seven-day effective yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2021

Mairs & Power Minnesota Municipal Bond ETF
ASSETS
Investments in securities, at fair value*	$18,437,125
Dividends and interest receivable	186,093
18,623,218
LIABILITIES
Accrued investment management fees (Note 4)	3,792
3,792
NET ASSETS	$18,619,426
NET ASSETS CONSIST OF
Paid-in capital ($0.001 par value)	$740
Additional Paid-in capital	18,548,502
Total distributable earnings	70,184
TOTAL NET ASSETS	$18,619,426
Fund shares, par value	$0.001
Authorized	unlimited
Shares of beneficial interest outstanding	740,000
Net asset value per share	$25.16
* Cost of investments	$18,366,579

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS  Period Ended December 31, 2021 1

Mairs & Power Minnesota Municipal Bond ETF
INVESTMENT INCOME
Income:
Interest income	$136,946
TOTAL INCOME	136,946
Expenses:
Investment management fees (Note 4)	42,141
TOTAL EXPENSES	42,141
NET INVESTMENT INCOME	94,805
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments	(362)
Change in net unrealized appreciation on investments	70,546
NET GAIN ON INVESTMENTS	70,184
NET INCREASE IN NET ASSETS FROM OPERATIONS	$164,989

1  Period from March 11, 2021 (commencement of operations) through December 31, 2021.

See accompanying Notes to Financial Statements.

Mairs & Power Minnesota Municipal Bond ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended December 31, 2021 [1]
OPERATIONS
Net investment income	$94,805
Net realized loss on investments	(362)
Net change in unrealized appreciation of investments	70,546
NET INCREASE IN NET ASSETS FROM OPERATIONS	164,989
DISTRIBUTIONS TO SHAREHOLDERS	(96,326)
CAPITAL TRANSACTIONS
Proceeds from shares sold	18,545,349
Transaction fees (Note 7)	5,414
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	18,550,763
TOTAL INCREASE IN NET ASSETS:	18,619,426
NET ASSETS
Beginning of period	-
End of period	$18,619,426
FUND SHARE TRANSACTIONS
Shares sold	740,000
NET INCREASE IN FUND SHARES	740,000

1  Period from March 11, 2021 (commencement of operations) through December 31, 2021.

See accompanying Notes to Financial Statements.

NOTES TO THE FINANCIAL STATEMENTS  December 31, 2021

Note 1 – Organization

Trust for Professional Managers (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Mairs & Power Minnesota Municipal Bond ETF (the "Fund") represents a distinct series with its own investment objective and policies within the Trust. The Fund is an actively-managed exchange-traded fund ("ETF"). The investment objective of the Fund is to seek current income that is exempt from federal and Minnesota state income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund commenced operations on March 11, 2021. Costs incurred by the Fund in connection with the organization and the initial public offering of shares were paid by Mairs & Power, Inc. (the "Adviser"), the Fund's investment adviser.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services – Investment Companies".

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC ("NASDAQ"), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. "Composite Market" means a consolidation of the trade information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service (a "Pricing Service").

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

NOTES TO THE FINANCIAL STATEMENTS (continued)  December 31, 2021

Note 2 – Significant Accounting Policies (continued)

Investment Valuation (continued)

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values ("NAVs") of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security's fair value will be determined.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust's Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security's last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust's valuation committee.

FASB Accounting Standards Codification, "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 – Quoted prices in active markets for identical securities.

•  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of December 31, 2021:

Level 1	$18,377
Level 2	18,418,748
Level 3	-
Total	$18,437,125

The Fund did not hold any Level 3 securities during the period ended December 31, 2021.

The Fund did not hold any financial derivative instruments during the period ended December 31, 2021.

Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of and during the period ended December 31, 2021, the Fund did not have a liability for any unrecognized tax benefits.

NOTES TO THE FINANCIAL STATEMENTS (continued)  December 31, 2021

Note 2 – Significant Accounting Policies (continued)

Federal Income Taxes (continued)

The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Distributions to Shareholders

The Fund will distribute any net investment income monthly. The Fund will distribute any net realized long- or short-term capital gains, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

The Fund intends to make distributions that are exempt from federal and Minnesota state income tax, in the form of exempt-interest dividends. However, some of the Fund's distributions other than exempt-interest dividends may be taxed as ordinary income or capital gains (or a combination). The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax or Minnesota state income tax. Income exempt from federal income tax may be subject to state and local income tax. The federal income tax status of all distributions made by the Fund for the preceding year will be reported annually to shareholders.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Share Transactions

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) divided by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the New York Stock Exchange ("NYSE") is closed for trading.

Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the series of the Trust, or by other equitable means.

Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the cost of the security lot sold with the net sales proceeds. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the constant yield method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

NOTES TO THE FINANCIAL STATEMENTS (continued)  December 31, 2021

Note 3 – Federal Tax Matters

As of December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

Cost of investments for tax purposes	$18,366,579
Gross tax unrealized appreciation	$104,833
Gross tax unrealized depreciation	(34,287)
Net tax unrealized appreciation	70,546

As of November 30, 2021, the Fund's tax year end, the tax basis of distributable earnings/(accumulated losses) were as follows:

Undistributed ordinary income	7,486
Other accumulated losses	(362)
Unrealized appreciation on investments	50,292
Total distributable earnings	$57,416

At November 30, 2021, the Fund had short-term capital losses of $362, which will be carried forward indefinitely to offset future realized capital gains. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the period ended November 30, 2021.

The tax character of distributions paid during the period ended November 30, 2021 was as follows:

Period ended November 30, 2021
Distributions paid from:
Ordinary income	$268
Tax-exempt income	71,382
Long-term capital gains	-
Total distributions paid	$71,650

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the period ended November 30, 2021, no such reclassifications were required.

Note 4 – Investment Adviser

The Trust has an Investment Advisory Agreement (the "Agreement") with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement between the Trust, on behalf of the Fund, and the Adviser, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.39% of the Fund's average daily net assets. The Adviser has agreed to pay all expenses of the Fund except the unified management fee paid to the Adviser under the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Note 5 – Distribution Agreement

Foreside Fund Services, LLC (the "Distributor") serves as the Fund's distributor pursuant to a Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be "Authorized Participants" and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

NOTES TO THE FINANCIAL STATEMENTS (continued)  December 31, 2021

Note 6 – Related Party Transactions

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services" or the "Administrator"), acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Fund's expenses; and reviews the Fund's expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A. (the "Custodian"), an affiliate of Fund Services, serves as the Fund's custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund's administrative, custody and transfer agency fees.

Certain officers of the Fund are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and the Custodian.

The Trust's Chief Compliance Officer is also an employee of Fund Services.

Note 7 – Creation and Redemption Transactions

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (the "Exchange"). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called "Creation Units." A Creation Unit generally consists of 10,000 shares though this may change from time to time. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to a Fund's total assets minus a Fund's total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Only "Authorized Participants" may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the "Creation Transaction Fee") in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the Fund is $250.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. For orders comprised entirely of cash, a variable fee of 0.03% of the value of the order will be charged by the Fund. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

NOTES TO THE FINANCIAL STATEMENTS (continued)  December 31, 2021

Note 7 – Creation and Redemption Transactions (continued)

Creation Unit Transaction Fee (continued)

A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund's deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.

Note 8 – Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended December 31, 2021 were as follows:

Purchases	Sales
$18,843,258	$339,545

For the period ended December 31, 2021, there were no purchases or sales of U.S. government securities for the Fund.

Note 9 – Principal Risks

As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect a Fund's NAV, trading price, yield, total return and ability to meet its investment objective. A description of the principal risks is included in the prospectus under the heading "Principal Risks''.

Note 10 – Recent Market Events

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, travel restrictions, changed social behaviors, rising inflation and reduced consumer spending. While several countries, including the U.S., have begun to lift public health restrictions in efforts to reopen their respective economies, the outbreak of the Delta variant has led to the renewal of health mandates by local governments and businesses, reduced hiring efforts by employers, event cancellations and additional travel restrictions, supply chain shortages, cessation of return-to-office plans and an overall economic slowdown. While U.S. and global economies are recovering from the effects of COVID-19, the recovery is proceeding at slower than expected rates and may last for a prolonged period of time. Uncertainties regarding interest rates, political events, rising government debt in the U.S. and trade tensions have also contributed to market volatility. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, risks associated with epidemic and pandemic diseases, risks associated with the United Kingdom's departure from the European Union, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTES TO THE FINANCIAL STATEMENTS (continued)  December 31, 2021

Note 11 – Subsequent Events

The Fund paid distributions to shareholders as follows:

Record Date	Ex-Date	Reinvestment Date/Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
1/24/2022	1/21/2022	1/31/2022	0.01438528	$10,645
2/18/2022	2/17/2022	2/28/2022	0.01810842	$13,581

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Mairs & Power Minnesota Municipal Bond ETF
FINANCIAL HIGHLIGHTS

SELECTED DATA AND RATIOS

(for a share outstanding throughout the period)

	Period Ended December 31, 2021 (1)
Per Share
Net asset value, beginning of period	$25.00
Income from investment operations:
Net investment income (2)	0.18
Net realized and unrealized gain (loss)	0.14
Total from investment operations	0.32
Distributions to shareholders from:
Net investment income	(0.16)
Total distributions	(0.16)
Net asset value, end of period	$25.16
Total investment return, at NAV (3)	1.29	%(4)
Total investment return, at Market (3)	1.32	%(4)
Net assets, end of period, in thousands	$18,619
Ratios/supplemental data:
Ratio of expenses to average net assets	0.39	%(5)
Ratio of net investment income to average net assets	0.88	%(5)
Portfolio turnover rate	2.54	%(4)

(1)  The Fund commenced investment operations on March 11, 2021.

(2)  Per share net investment income was calculated using average shares outstanding.

(3)  Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)  Not annualized for periods less than one year.

(5)  Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Mairs & Power Minnesota Municipal Bond ETF and
Board of Trustees of Trust for Professional Managers

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mairs & Power Minnesota Municipal Bond ETF (the "Fund"), a series of Trust for Professional Managers, as of December 31, 2021, and the related statement of operations, the statement of changes in net assets, the related notes, and the financial highlights for the period from March 11, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations, the changes in net assets, and the financial highlights for the period from March 11, 2021 (commencement of operations) through December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund's auditor since 2021.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 28, 2022

FUND EXPENSES (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund's shares and (2) ongoing expenses for the operation of the Fund (e.g., asset-based charges, such as investment management fees).

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The table below reports the Fund's expenses during the period July 1, 2021 through December 31, 2021 and includes the costs associated with a $1,000 investment.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the actual expenses you paid over the reporting period. You can do this by dividing your account value by $1,000 and multiplying the result by the expense shown in the table below. For example, if your account value is $8,600, divided by $1,000 = $8.60. Multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period." By doing this you can estimate the expenses you paid on your account during this period.

Hypothetical Example

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses and assumed returns of 5% per year before expenses, which is not the Fund's actual returns. The results may be used to provide you with a basis for comparing the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that these hypothetical examples highlight ongoing costs only and do not reflect any transactional fees, such as brokerage commissions paid on purchases and sales of exchange-traded fund shares. In addition, if these transactional fees were included, your costs would have been higher. These hypothetical expense examples may not be used to estimate the actual ending account balances or expenses you paid during the period and will not help you determine the relative total costs of owning different funds.

Mairs & Power Minnesota Municipal Bond ETF

	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period [1]
Actual return	$1,000.00	$1,003.10	$1.97
Hypothetical assumed 5% return	$1,000.00	$1,023.24	$1.99

1  The Fund's expenses are equal to the Fund's annualized expense ratio for the period of 0.39%, multiplied by the average account value over the period, multiplied by the number of days in the period (184 days), divided by 365 days to reflect the period of July 1, 2021 through December 31, 2021.

ADDITIONAL INFORMATION (unaudited)

TAX INFORMATION

The Fund designated 0.00% of its ordinary income distribution for the period ended November 30, 2021, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the period ended November 30, 2021, 0.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Code for the Fund was 0.00%.

INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

INFORMATION ABOUT TRUSTEES

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-839-2800.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
INDEPENDENT TRUSTEES
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1955	Trustee	Indefinite Term; Since August 22, 2001	24	• Professor Emeritus, Department of Accounting (June 2019-present), Professor, Department of Accounting (2004-May 2019), Chair, Department of Accounting (2004-2017), Marquette University.	Independent Trustee, USA MUTUALS (an open-end investment company) (2001-2021).
Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1956	Trustee	Indefinite Term; Since August 22, 2001	24	• Retired; Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986-2021).	Independent Trustee, USA MUTUALS (an open-end investment company) (2001-2021).
INTERESTED TRUSTEE AND OFFICERS
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1962	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	24	• President (2017-present), Chief Operating Officer (2016-2020), Executive Vice President (1994-2017), U.S. Bancorp Fund Services, LLC.	Trustee, Buffalo Funds (an open-end investment company) (2003-2017); Trustee, USA MUTUALS (an open-end investment company) (2001-2018).
John P. Buckel 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	N/A	• Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1974	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	N/A	• Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A

INFORMATION ABOUT TRUSTEES (continued)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
INTERESTED TRUSTEE AND OFFICERS (continued)
Deanna B. Marotz 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1965	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since October 21, 2021	N/A

• Senior Vice President, U.S. Bancorp Fund Services, LLC (2021-present); Chief Compliance Officer, Keeley-Teton Advisors, LLC and Teton Advisors, Inc (2017-2021); Chief Compliance Officer, Keeley Asset Management Corp. (2015-2017).

N/A
Jay S. Fitton 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1970	Secretary	Indefinite Term; Since July 22, 2019	N/A	• Assistant Vice President, U.S. Bancorp Fund Services, LLC (2019-present); Partner, Practus, LLP (2018-2019); Counsel, Drinker Biddle & Reath LLP (2016-2018).	N/A
Kelly A. Strauss 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since April 23, 2015	N/A	• Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011-present).	N/A
Melissa Aguinaga 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since July 1, 2015	N/A	• Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010-present).	N/A
Laura A. Caroll 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Assistant Treasurer	Indefinite Term; Since August 20, 2018	N/A	• Assistant Vice President, U.S. Bancorp Fund Services, LLC (2007-present).	N/A

*  Mr. Neuberger is an "interested person" of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

A NOTE ON FORWARD LOOKING STATEMENTS (unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser's or portfolio managers' forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-839-2800. A description of these policies and procedures is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at http://www.sec.gov.

The Fund's proxy voting record for the most recent period ended June 30, is available without charge, either upon request by calling the Fund toll free at 1-855-839-2800 or by accessing the SEC's website at http://www.sec.gov.

The Fund's portfolio holdings are posted on the Fund's website daily at www.mairsandpower.com. The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarter of each fiscal year on Part F of Form N-PORT. Shareholders may view the Part F of Form N-PORT reports on the SEC's website at http://www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund's website at www.mairsandpower.com.

HOUSEHOLDING (unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, supplements and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-839-2800 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

•  information we receive about you on applications or other forms;

•  information you give us orally; and

•  information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

MAIRS & POWER MINNESOTA MUNICIPAL BOND ETF (MINN)

For Shareholder Services
Call 1-855-839-2800
Or write to:

(via Regular Mail) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street P. O. Box 701 Milwaukee, WI 53201-0701	(via Overnight or Express Mail) c/o U.S. Bancorp Fund Services, LLC 3rd Floor 615 East Michigan Street Milwaukee, WI 53202-0701

For Fund literature and information, visit the Fund's website at:
www.mairsandpower.com

Investment Manager

Mairs & Power, Inc.
W1520 First National Bank Building
332 Minnesota Street
Saint Paul, MN 55101

Custodian

U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Mairs & Power, Inc.
c/o U.S. Bancorp Fund Services, LLC
3rd Floor
615 East Michigan Street
Milwaukee, WI 53202-0701

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. Incorporated by reference to the Registrant’s Form N-CSR filed on September 3, 2021.

Item 3. Audit Committee Financial Expert.

Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor Emeritus of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the first fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the first fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 12/31/2021
(a) Audit Fees	$14,500
(b) Audit-Related Fees	0
(c) Tax Fees	3,000
(d) All Other Fees	0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 12/31/2021
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the first fiscal year.

Non-Audit Related Fees	FYE 12/31/2021
Registrant	0
Registrant’s Investment Adviser	0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The entire Board of Trustees is acting as the registrant’s audit committee.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

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Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed September 3, 2021.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ John Buckel
John Buckel, President

Date	2/28/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Buckel
John Buckel, President

Date	2/28/22

By (Signature and Title)*

/s Jennifer Lima
Jennifer Lima, Treasurer

Date	2/28/22

* Print the name and title of each signing officer under his or her signature.

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